1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

June 13, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Charles Schwab Family of Funds (File Nos. 33-31894 and 811-5954) Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, The Charles Schwab Family of Funds (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This Form N-14 is being filed in connection with the reorganization of the Schwab Variable Share Price Money Fund (the “Acquired Fund”), a series of the Trust, with and into the Schwab Government Money Fund (“Acquiring Fund”), another series of the Trust, in exchange for Ultra shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen